Equity-Based Compensation (Schedule Of Remaining Unrecognized Compensation Expense For Unvested Awards) (Details) $ in Thousands	12 Months Ended
Jan. 02, 2016 USD ($)
Equity Based Compensation [Abstract]
2016	$ 17,856
2017	16,744
2018	14,024
2019	8,889
2020+	943
Total	$ 58,456
Unrecognized compensation expense weighted average period of recognition	3 years 4 months 24 days